Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade and Other Payables
Details of trade and other payables as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Current liabilities
Trade payables	￦	1,236,489	￦	1,304,795
Other payables		5,711,701		6,292,683

Total	￦	6,948,190	￦	7,597,478

Non-current liabilities
Trade payables	￦	3,207	￦	1,733
Other payables		1,406,123		1,080,487

Total	￦	1,409,330	￦	1,082,220

Summary of Other Payables
Details of other payables as at December 31, 2018 and 2019 are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Non-trade payables 1	￦	5,191,268	￦	5,275,224
Accrued expenses		904,135		987,624
Operating deposits		819,968		910,045
Others		202,453		200,277
Less: non-current		(1,406,123)		(1,080,487)

Current	￦	5,711,701	￦	6,292,683

1	Settlement payables of BC Card Co., Ltd., a subsidiary of the Group, of ￦ 1,824,068 million related to credit card transactions are included as at December 31, 2019 (2018: ￦ 1,996,320 million).